Condensed Financial Information of Parent Company - Condensed Statements of Financial Condition (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and due from banks	$ 19,645	$ 21,836
Investments in subsidiaries:
Total assets	2,262,262	2,210,584
Liabilities:
Other liabilities	16,696	21,479
Total liabilities	1,942,553	1,954,196
Shareholders’ equity	319,709	256,388	$ 245,323	$ 245,337
Total liabilities and shareholders’ equity	2,262,262	2,210,584
Parent Company [Member]
Assets:
Cash and due from banks	27,041	29,222
Investments in subsidiaries:
Bank subsidiaries	379,827	315,551
Non-bank subsidiaries	2,786	2,786
Accrued interest receivable and other assets	5,304	3,683
Total assets	414,958	351,242
Liabilities:
Junior subordinated debentures	92,786	92,786
Other liabilities	2,463	2,068
Total liabilities	95,249	94,854
Shareholders’ equity	319,709	256,388
Total liabilities and shareholders’ equity	$ 414,958	$ 351,242